UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21911

                 OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

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                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007


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Item 1.   Schedule of Investments

OLD MUTUAL ABSOLUTE RETURN
MASTER FUND, L.L.C.

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2007


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
OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2007
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                                                                                             %* OF
                                                                                            MEMBERS'
PORTFOLIO FUND                                              COST              VALUE          CAPITAL         LIQUIDITY
------------------------------------------------------------------------------------------------------------------------

CAPITAL STRUCTURE ARBITRAGE:
BAM Opportunity Fund, L.P.                              $    339,000     $    344,722         3.01%          Quarterly
Linden Investors, L.P.                                       479,000          517,735         4.53%          Quarterly
Tenor Opportunity Fund, L.P.                                 415,000          443,231         3.88%          Quarterly
                                                       ---------------------------------------------
     TOTAL CAPITAL STRUCTURE ARBITRAGE                     1,233,000        1,305,688        11.42%
                                                       ---------------------------------------------

COMMODITY TRADING ADVISOR:
Tudor Tensor Fund, L.P.                                    1,000,000        1,138,667         9.96%           Monthly
                                                       ---------------------------------------------
     TOTAL COMMODITY TRADING ADVISOR                       1,000,000        1,138,667         9.96%
                                                       ---------------------------------------------

EQUITY LONG BIAS:
JANA Partners Qualified, L.P.                                448,000          530,969         4.64%          Quarterly
Quadrangle Equity Investors, L.P.                            415,000          482,989         4.23%          Quarterly
Renaissance Institutional Equities Fund, LLC                 800,000          864,892         7.57%           Monthly
                                                       ---------------------------------------------
     TOTAL EQUITY LONG BIAS                                1,663,000        1,878,850        16.44%
                                                       ---------------------------------------------

EQUITY MARKET NEUTRAL:
ACI U.S. Market Neutral Fund, L.P.                           269,000          267,148         2.34%           Monthly
The Black Mesa Fund                                          415,000          493,735         4.32%           Monthly
Two Sigma Spectrum U.S. Fund, L.P.                         1,000,000        1,105,433         9.67%          Quarterly
                                                       ---------------------------------------------
     TOTAL EQUITY MARKET NEUTRAL                           1,684,000        1,866,316        16.33%
                                                       ---------------------------------------------

EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                             458,000          489,768         4.28%           Monthly
Cedar Hill Capital Partners Onshore, L.P.                    449,000          515,748         4.51%          Quarterly
Enso Global Equities Partnership, L.P.                       468,000          540,509         4.73%          Quarterly
Rosen Real Estate Securities Value Fund II, L.P.             468,000          485,256         4.25%          Quarterly
                                                       ---------------------------------------------
     TOTAL EQUITY VARIABLE BIAS                            1,843,000        2,031,281        17.77%
                                                       ---------------------------------------------

EVENT DRIVEN:
Claren Road Credit Partners, L.P.                            458,000          492,228         4.30%          Quarterly
GoldenTree Partners, L.P.                                    458,000          513,513         4.49%          Quarterly
Greywolf Capital Partner II, L.P.                            458,000          516,289         4.52%          Annually
Jefferies Buckeye Fund, LLC                                  415,000          431,537         3.78%          Quarterly
                                                       ---------------------------------------------
     TOTAL EVENT DRIVEN                                    1,789,000        1,953,567        17.09%
                                                       ---------------------------------------------

RELATIVE VALUE:
Ellington Mortgage Partners, L.P.                          1,000,000        1,026,148         8.98%          Quarterly
                                                       ---------------------------------------------
     TOTAL RELATIVE VALUE                                  1,000,000        1,026,148         8.98%
                                                       ---------------------------------------------

REGISTERED INVESTMENT COMPANY:
SEI Daily Income Trust Treasury
   Money Market Fund, Class A, 5.200%**                      515,213          515,213         4.51%            Daily
                                                       ---------------------------------------------
     TOTAL REGISTERED INVESTMENT COMPANY                     515,213          515,213         4.51%
                                                       ---------------------------------------------



     TOTAL PORTFOLIO FUNDS                              $ 10,727,213     $ 11,715,730       102.50%
                                                       =============================================


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--------------------------------------------------------------------------------
OLD MUTUAL ABSOLUTE RETURN MASTER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
JUNE 30, 2007
--------------------------------------------------------------------------------


 * Percentages are based on Members' Capital at end of period of $11,430,145. ** Rate shown is the 7-day effective yield as of June 30, 2007.

As of June 30, 2007, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $10,727,213. Net unrealized appreciation on investments for tax purposes was $988,517 consisting of $990,369 of gross unrealized appreciation and $1,852 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 102.50% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

VALUATION
The net asset value of the Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund Board, will consider such information, and may conclude in certain circumstance that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Fund Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Fund Board.

To the extent the Fund invests in money market instruments, the Fund will generally value such portfolio securities at amortized cost.


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ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Old Mutual Absolute Return
                                        Master Fund, L.L.C.


By (Signature and Title)*               /s/ William J. Landes
                                        ---------------------------------
                                        William J. Landes, President & CEO

Date August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ William J. Landes
                                        ---------------------------------
                                        William J. Landes, President & CEO

Date August 28, 2007

By (Signature and Title)*              /s/  Ross Weissman
                                       ------------------------------
                                       Ross Weissman, Treasurer & CFO

Date August 28, 2007

* Print the name and title of each signing officer under his or her signature.